Trade receivables and other current assets (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Disclosure of Break Down of Trade Receivables
Accounting policies for trade receivables and other current assets are described in Note 14.

8.1 Trade receivables

	As of December 31,
(in thousands of euros)	2023	2022
Trade receivables	905	101
Trade receivables	905	101
The €101 thousand trade receivables balance as of December 31, 2022 exclusively relates to NBTXR3 products delivered to LianBio according to the supply agreement signed in May 2022, invoiced but not paid yet at December 31, 2022.

	As of December 31,
(in thousands of euros)	2023	2022
Due in 3 months or less	905	101
Due between 3 and 6 months		—
Due between 6 and 12 months		—
Due after more than 12 months		—
Trade receivables	905	101

Schedule of Disclosure of Break Down of Other Current Assets
Other current assets break down as follows:

	As of December 31,
(in thousands of euros)	2023	2022
Research tax credit receivable	3,939	4,091
VAT receivable	1,171	1,055
Prepaid expenses	2,560	2,981
Other receivables	1,418	2,741
Other current assets	9,088	10,868

Disclosure of Changes in Research Tax Credit Receivables
The change in research tax credit receivables breaks down as follows:

(in thousands of euros)
Receivable as of December 31, 2021	2,490
Receipt of 2021 research tax credit – Nanobiotix SA	(2,272)
Receipt of 2021 research tax credit – Curadigm SAS	(218)
2022 research tax credit – Nanobiotix SA	3,884
2022 research tax credit – Curadigm SAS	207
Receivable as of December 31, 2022	4,091
Receipt of 2022 research tax credit – Nanobiotix SA	(3,884)
Receipt of 2022 research tax credit – Curadigm SAS	(207)
2023 research tax credit – Nanobiotix SA	3,762
2023 research tax credit – Curadigm SAS	177
Receivable as of December 31, 2023	3,939

Schedule of Disclosure of Current Contract assets	Contract assets - Current

	As of December 31,
(in thousands of euros)	2023	2022
Contract assets - Current	2,062	—
Contract assets - Current	2,062	—